Property, plant and equipment (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		$ 1,132,871
Depreciation expense	$ 1,226,917	$ 1,075,788	$ 925,748